TRADE RECEIVABLES AND OTHER	6 Months Ended
Jun. 30, 2021
Trade and other receivables [abstract]
TRADE RECEIVABLES AND OTHER
NOTE 10 - TRADE RECEIVABLES AND OTHER

	At June 30, 2021		At December 31, 2020
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables - gross	—	590	—	345
Impairment	—	(4)	—	(4)
Total trade receivables - net	—	586	—	341
Income tax receivables	39	5	34	15
Other tax receivables	—	45	—	33
Contract assets	18	2	23	2
Prepaid expenses	1	21	1	6
Other	11	10	10	9
Total other receivables	69	83	68	65
Total trade receivables and other	69	669	68	406
10.1 Contract assets

	At June 30, 2021		At December 31, 2020
(in millions of Euros)	Non-current	Current	Non-current	Current
Unbilled tooling costs	5	—	9	—
Other	13	2	14	2
Total Contract assets	18	2	23	2
10.2 Aging

(in millions of Euros)	At June 30, 2021	At December 31, 2020
Not past due	577	333
1 – 30 days past due	8	7
31 – 60 days past due	1	1
61 – 90 days past due	—	—
Greater than 90 days past due	—	—
Total trade receivables - net	586	341
Impairment allowance
Revisions to the impairment allowance arising from changes in estimates are included as either additional allowances or recoveries. An allowance was recognized for €0.4 million for the six months ended June 30, 2021 and 2020.
None of the amounts included in Other receivables were deemed to be impaired for the six months ended June 30, 2021 and 2020.
The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable shown above. The Group does not hold any collateral from its customers or debtors as security.
10.3 Currency concentration

(in millions of Euros)	At June 30, 2021	At December 31, 2020
Euro	277	143
U.S. Dollar	289	181
Swiss franc	7	6
Other currencies	13	11
Total trade receivables - net	586	341
10.4 Factoring arrangements
The Group factors trade receivables under committed factoring agreements in the United States, France, Germany, Switzerland and the Czech Republic:
•In the United States, Constellium Muscle Shoals LLC is party to a factoring agreement with a maximum capacity of $300 million and a maturity date in September 2021 and Constellium Automotive USA LLC is party to a factoring agreement with a maximum capacity of $25 million and a maturity date in December 2021.
•The factoring agreement in place for our entities in France has a maximum capacity of €255 million (including a €20 million recourse line) and a maturity date in December 2023.
•Factoring agreements in place for our entities in Germany, Switzerland and the Czech Republic have a combined maximum capacity of €150 million and maturity dates in December 2023.
In addition, the Group sells receivables from one of its German customers under an uncommitted factoring facility whereby receivables sold are confirmed by the customer.
These factoring agreements contain certain customary affirmative and negative covenants, including some relating to the administration and collection of the assigned receivables, the terms of the invoices and the exchange of information, but do not contain maintenance financial covenants. In addition, the commitment of the factor to buy receivables under the Muscle Shoals factoring agreement is subject to certain credit ratings being maintained. The Group was in compliance with all applicable covenants at and for the six months ended June 30, 2021 and 2020.
Under the Group’s factoring agreements, most of the trade receivables are sold without recourse. Where the Group has transferred substantially all the risks and rewards of ownership of the receivables, the receivables are derecognized. Some remaining receivables do not qualify for derecognition, as the Group retains substantially all the associated risks and rewards. At June 30, 2021, the total carrying amount of the original assets factored was €587 million, of which €384 million had been derecognized. At December 31, 2020, the total carrying amount of the original assets factored was €514 million, of which €398 million had been derecognized.
Amounts due to the factors in respect of trade receivables sold were €1 million and nil at June 30, 2021 and December 31, 2020, respectively.